Stockholders' Equity (Changes in Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		¥ (385,283)	¥ (451,585)		¥ (639,495)
Other comprehensive income before reclassifications		(210,838)	97,851		190,271
Amounts reclassified out of accumulated other comprehensive income		(43,792)	(14,530)	[1]	548
Net current-period other comprehensive income		(254,630)	83,321		190,819
Less: Other comprehensive income attributable to noncontrolling interests		13,405	17,019		2,909
Ending Balance		(653,318)	(385,283)		(451,585)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		154,153	127,509		109,079
Other comprehensive income before reclassifications		45,527	53,069		24,388
Amounts reclassified out of accumulated other comprehensive income		(43,307)	(14,351)	[1]	(5,078)
Net current-period other comprehensive income		2,220	38,718		19,310
Less: Other comprehensive income attributable to noncontrolling interests		15,637	12,074		880
Ending Balance		140,736	154,153		127,509
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance					(742)
Other comprehensive income before reclassifications		1,914			103
Amounts reclassified out of accumulated other comprehensive income		(3,112)			639
Net current-period other comprehensive income		(1,198)			742
Ending Balance		(1,198)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(201,131)	(180,039)		(191,816)
Other comprehensive income before reclassifications		(174,380)	(22,552)		6,896
Amounts reclassified out of accumulated other comprehensive income		2,627	1,365	[1]	4,987
Net current-period other comprehensive income		(171,753)	(21,187)		11,883
Less: Other comprehensive income attributable to noncontrolling interests		(1,145)	(95)		106
Ending Balance		(371,739)	(201,131)		(180,039)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(338,305)	(399,055)		(556,016)
Other comprehensive income before reclassifications		(83,899)	67,334		158,884
Amounts reclassified out of accumulated other comprehensive income	[1]		(1,544)
Net current-period other comprehensive income		(83,899)	65,790		158,884
Less: Other comprehensive income attributable to noncontrolling interests		(1,087)	5,040		1,923
Ending Balance		¥ (421,117)	¥ (338,305)		¥ (399,055)

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.